ACQUISITIONS - SUMMARIZED PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Golar Eskimo
Business Acquisition
Revenues	$ 105,715	$ 206,447
Net income	$ 43,602	$ 78,225
Golar Igloo
Business Acquisition
Revenues			$ 193,460
Net income			$ 76,329
Common Units | Golar Eskimo
Business Acquisition
Earnings per unit (basic and diluted):	$ 0.61	$ 1.20
Common Units | Golar Igloo
Business Acquisition
Earnings per unit (basic and diluted):			$ 1.08